INVENTORIES - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
INVENTORIES
Carrying amount of inventories sold	¥ 11,472	¥ 16,625
Write down of inventories (included in cost of sales)	0
Cost Of Sales	¥ 11,472	¥ 16,625